INCOME TAXES - Income Tax expenses (benefits) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income tax expenses (benefits):
Current		$ 1
Deferred		0
Income tax expenses (benefit), Net	$ 0	$ 1